Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 53,156		¥ 36,850	¥ 35,782	$ 7,707
Short-term investments, net		120,839		143,243		17,520
Accounts receivable, net		11,733		9,981		1,701
Total current assets		212,850		213,315		30,860
Fixed assets, net		23,973		23,027		3,476
Intangible assets, net		1,254		1,689		182
Licensed copyrights, net		6,841		7,258		992
Produced content, net		13,002		10,951		1,885
Long-term investments, net		55,297		59,418		8,017
Long-term time deposits and held-to-maturity investments		23,629		7,914		3,426
Operating lease right-of-use assets		10,365		12,065		1,503
Total non-current assets		178,123		166,719		25,826
Total		390,973		380,034		56,686
Accounts payable and accrued liabilities		38,014		41,384		5,512
Customer deposits and deferred revenue		13,116		13,706		1,902
Operating lease liabilities		2,809		2,862		407
Total current third-party liabilities		79,630		74,488		11,546
Operating lease liabilities		4,810		5,569		697
Total non-current third-party liabilities		73,538		81,594		10,662
Total revenues		123,675	$ 17,931	124,493	107,074
Net income (loss)		7,534	1,092	7,591	19,026
Net cash provided by operating activities		26,170	3,794	20,122	24,200
Net cash used in investing activities		(3,944)	(572)	(31,444)	(27,552)
Net cash provided/(used in) by financing activities		(6,390)	(926)	23,396	5,665
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		3,781		2,879		548
Short-term investments, net		4,650		2,986		674
Accounts receivable, net		8,408		7,490		1,219
Others		8,487		8,074		1,230
Total current assets		25,326		21,429		3,671
Fixed assets, net		7,624		8,905		1,105
Intangible assets, net		1,209		1,614		175
Licensed copyrights, net		1,952		2,289		283
Produced content, net		12,534		10,426		1,817
Long-term investments, net		18,157		22,998		2,633
Long-term time deposits and held-to-maturity investments		300		0		43
Investments in subsidiaries		0		106		0
Operating lease right-of-use assets		5,460		7,076		792
Others		10,829		10,697		1,569
Total non-current assets		58,065		64,111		8,417
Total		83,391		85,540		12,088
Total current third-party liabilities		30,368		30,592		4,402
Total non-current third-party liabilities		6,663		6,286		965
Total		55,774		56,622		8,085
Total revenues		62,121	9,007	61,380	52,666
Net income (loss)		212	31	(220)	2,091
Net cash provided by operating activities		2,938	426	4,121	4,616
Net cash used in investing activities		(1,898)	(275)	(7,551)	(8,382)
Net cash provided/(used in) by financing activities		(64)	$ (9)	3,999	¥ 3,859
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities		15,749		18,352		2,283
Customer deposits and deferred revenue		7,387		6,050		1,071
Operating lease liabilities		2,554		2,619		370
Others		4,678		3,571		678
Total current third-party liabilities		30,368		30,592		4,402
Operating lease liabilities		4,565		5,253		662
Others		2,098		1,033		303
Total non-current third-party liabilities		6,663		6,286		965
Variable Interest Entity, Primary Beneficiary | Amounts due to the entities within Baidu
Variable Interest Entity [Line Items]
Amounts due to the entities within Baidu	[1]	¥ 18,743		¥ 19,744		$ 2,718

[1]	It represents the elimination of intercompany balances among Baidu, Inc., our subsidiaries and the VIEs and VIEs’ subsidiaries.